Intangible Assets - FV Assumptions (Details) - Mortgage servicing rights (MSRs)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Assumptions used in estimating the fair value of mortgage service rights
Weighted average constant prepayment rate	15.74%	13.42%
Weighted average note rate	3.55%	3.93%
Weighted average discount rate	7.75%	8.61%
Weighted average expected life (in years)	4 years 9 months 18 days	4 years 9 months 18 days